Stockholders' Equity - Weighted-Average Fair Value for Time-Based and Performance-Based Options and RSUs Granted (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Time Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value	$ 7.66	$ 2.96	$ 2.31
Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value	6.80	4.65	2.91
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value	$ 27.13	$ 10.36	$ 7.72